Financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current in "Other current assets"
Fair values of derivatives
Derivative assets	$ 372	$ 296
Derivative assets subject to close-out netting agreements	284	245
Current in "Other current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	37	59
Current in "Other current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	335	237
Current in "Other current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	21	34
Current in "Other current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	272	204
Current in "Other current assets" | Commodity contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	2	1
Current in "Other current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	6	7
Current in "Other current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets		15
Current in "Other current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	14	9
Current in "Other current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	57	26
Non-current in "Other non-current assets"
Fair values of derivatives
Derivative assets	128	144
Derivative assets subject to close-out netting agreements	63	113
Non-current in "Other non-current assets" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	62	67
Non-current in "Other non-current assets" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	66	77
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	8	20
Non-current in "Other non-current assets" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	42	62
Non-current in "Other non-current assets" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	1	1
Non-current in "Other non-current assets" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	14	31
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative assets	40	16
Non-current in "Other non-current assets" | Cash-settled call options | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	2	1
Non-current in "Other non-current assets" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative assets	21	13
Current in "Other current liabilities"
Fair values of derivatives
Derivative liabilities	202	196
Derivative liabilities subject to close-out netting agreements	130	93
Current in "Other current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	11	15
Current in "Other current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	191	181
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	10	14
Current in "Other current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	121	84
Current in "Other current liabilities" | Commodity contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	1	1
Current in "Other current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	15	11
Current in "Other current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	55	86
Non-current in "Other non-current liabilities"
Fair values of derivatives
Derivative liabilities	52	69
Derivative liabilities subject to close-out netting agreements	40	28
Non-current in "Other non-current liabilities" | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	10	8
Non-current in "Other non-current liabilities" | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	42	61
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	3	6
Non-current in "Other non-current liabilities" | Foreign exchange contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	30	20
Non-current in "Other non-current liabilities" | Commodity contracts | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	1	1
Non-current in "Other non-current liabilities" | Interest rate contracts | Derivatives designated as hedging instruments
Fair values of derivatives
Derivative liabilities	7	2
Non-current in "Other non-current liabilities" | Embedded foreign exchange derivatives | Derivatives not designated as hedging instruments
Fair values of derivatives
Derivative liabilities	$ 11	$ 40